Trading assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Trading Assets and Liabilities [Abstract]
Schedule Of Fair Value Of Trading Assets and Liabilities [Table Text Block]

The fair value of trading assets and liabilities is as follows:

	December 31,
(In thousands of US$)	2012	2011

Trading assets:
Sovereign bonds	5,146	20,415
Cross-currency interest rate swaps	49	21
Forward foreign exchange	50	-
Future contracts	20	-
Total	5,265	20,436

Trading liabilities:
Interest rate swaps	100	748
Cross-currency interest rate swaps	32,182	4,836
Forward foreign exchange	22	-
Total	32,304	5,584

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

During 2012, 2011 and 2010, the Bank recognized the following gains and losses related to trading derivative financial instruments:

	Year ended December 31,
(In thousands of US$)	2012	2011	2010

Interest rate swaps	(310)	(299)	(2,091)
Cross-currency interest rate swaps	11,537	(4,858)	(1,662)
Credit default swap	-	-	13
Forward foreign exchange	27	93	-
Future contracts	207	(29)	-
Total	11,461	(5,093)	(3,740)

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

As of December 31, 2012 and 2011, information on the nominal amounts of derivative financial instruments held for trading purposes is as follows:

	2012			2011
(In thousands of US$)	Nominal	Fair Value		Nominal	Fair Value
	Amount	Asset	Liability	Amount	Asset	Liability

Interest rate swaps	35,291	-	100	17,000	-	748
Cross-currency interest rate swaps	155,081	49	32,182	85,163	21	4,836
Forward foreign exchange	7,152	50	22	-	-	-
Future contracts	6,896	20	-	139	-	-
Total	204,420	119	32,304	102,302	21	5,584